Future Rental Revenues:	12 Months Ended
Dec. 31, 2010
Future Rental Revenues:
Future Rental Revenues:

17. Future Rental Revenues:

        Under existing non-cancelable operating lease agreements, tenants are committed to pay the following minimum rental payments to the Company:

Year Ending December 31,
2011	$389,882
2012	329,417
2013	292,017
2014	262,240
2015	233,326
Thereafter	866,911

$2,373,793